Leases	12 Months Ended
Dec. 31, 2023
Disclosure of leases [Abstract]
LEASES

Note 18:- LEASES

The Group leases substantially all of its office space and vehicles under operating leases. The Group’s leases have original lease periods expiring between 2024 and 2036. Some leases include one or more options to renew. The Group does not assume renewals in its determination of the lease term unless the renewals are deemed to be reasonably certain at lease commencement. Lease payments included in the measurement of the lease liability comprise the following: the fixed non-cancellable lease payments, payments for optional renewal periods where it is reasonably certain the renewal period will be exercised, and payments for early termination options unless it is reasonably certain the lease will not be terminated early.

Under IFRS 16, all leases with durations greater than 12 months, including non-cancellable operating leases, are now recognized on the statement of financial position. The aggregated present value of lease agreements is recorded as a long-term asset titled operating lease right-of-use assets.

The corresponding lease liabilities are classified between operating lease liabilities which are current and long-term.

Maturity analysis of undiscounted future lease payments receivable for operating leases:

2024	$45,871
2025	36,524
2026	13,448
2027	12,477
2028	12,419
2029 and thereafter	25,601
Total undiscounted cash flows	$146,340

Less imputed interest	(17,637)
Present value of lease liabilities	$128,703

a.	Information on leases:
	Year ended December 31,
	2023	2022

Interest expense on lease liabilities	$7,195	$4,822
Total cash outflow for leases	$55,064	$49,702

b.	Disclosures in respect of right-of-use assets:

	Land and buildings	Motor vehicles	Total
Cost:
Balance as of January 1, 2023	$179,617	$50,252	$229,869
Additions during the year:
New leases	38,376	23,092	61,468
Adjustments for indexation	1,573	418	1,991
Adjustments arising from translating financial statements of foreign operations	(2,111)	(814)	(2,925)
Modification of leases	(3,590)	66	(3,524)
Acquisition of subsidiaries	265	-	265
Disposals during the year:
Termination of leases	(18,323)	(11,182)	(29,505)

Balance as of December 31, 2023	$195,807	$61,832	$257,639

Accumulated depreciation:
Balance as of January 1, 2023	$88,429	$24,600	$113,029
Additions during the year:
Depreciation	34,135	17,919	52,054
Adjustments arising from translating financial statements of foreign operations	24	(7)	17
Disposals during the year:
Termination of leases	(17,874)	(10,238)	(28,112)
Balance as of December 31, 2023	104,714	32,274	136,988
Depreciated cost at December 31, 2023	$91,093	$29,558	$120,651

	Land and buildings	Motor vehicles	Total
Cost:
Balance as of January 1, 2022	$173,450	$54,036	$227,486
Additions during the year:
New leases	30,711	22,483	53,194
Adjustments for indexation	2,438	1,017	3,455
Adjustments arising from translating financial statements of foreign operations	(15,571)	(5,471)	(21,042)
Modification of leases	589	89	678
Acquisition of subsidiaries	2,714	40	2,754
Disposals during the year:
Termination of leases	(14,714)	(21,942)	(36,656)

Balance as of December 31, 2022	$179,617	$50,252	$229,869

Accumulated depreciation:
Balance as of January 1, 2022	$77,669	$33,984	$111,653
Additions during the year:
Depreciation	31,387	15,893	47,280
Adjustments arising from translating financial statements of foreign operations	(6,902)	(3,416)	(10,318)
Disposals during the year:
Termination of leases	(13,725)	(21,861)	(35,586)
Balance as of December 31, 2022	88,429	24,600	113,029
Depreciated cost at December 31, 2022	$91,188	$25,652	$116,840